`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     January 23, 2012

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	72

Form 13F Information Table Value Total:	253,429

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579Y101     3971    48588 SH       Sole                                      48588
AT&T Corp New                  COM              00206R102     5279   174571 SH       Sole                                     174571
Abbott Laboratories            COM              002824100     7005   124583 SH       Sole                                     124583
Advanced Cell Tech Inc Com     COM              00752K105        5    57142 SH       Sole                                      57142
Alliance Res Partnr Lp Ut Ltd  COM              01877R108      306     4055 SH       Sole                                       4055
Alps Etf Tr Alerian Mlp        COM              00162Q866      241    14530 SH       Sole                                      14530
Altria Group Inc               COM              02209S103      626    21106 SH       Sole                                      21106
Apple Computers                COM              037833100    11074    27343 SH       Sole                                      27343
Berkshire Hathaway Inc Del Cl  COM              084670108     1262       11 SH       Sole                                         11
Berkshire Hathaway Inc Del Cl  COM              084670702    12787   167590 SH       Sole                                     167590
Bristol Myers Squibb           COM              110122108      222     6300 SH       Sole                                       6300
Cel-Sci Corp Com New           COM              150837409        3    10000 SH       Sole                                      10000
Chevrontexaco Corp Com         COM              166764100    12206   114715 SH       Sole                                     114715
Coca-Cola                      COM              191216100     3296    47107 SH       Sole                                      47107
Colgate Palmolive              COM              194162103     6934    75049 SH       Sole                                      75049
Conocophillips Com             COM              20825C104     5714    78414 SH       Sole                                      78414
Dell Computer                  COM              24702R101      762    52064 SH       Sole                                      52064
Direxion Shs Etf Tr Dly Enrgy  COM              25459W888      427     9115 SH       Sole                                       9115
Direxion Shs Etf Tr Dly Midcap COM              25459W730      263     8365 SH       Sole                                       8365
Direxion Shs Etf Tr Dly Smcap  COM              25459W847      316     7045 SH       Sole                                       7045
Direxion Shs Etf Tr Dly Tech B COM              25459W102      313     8585 SH       Sole                                       8585
Du Pont E I De Nemours Com     COM              263534109     2949    64415 SH       Sole                                      64415
Duke Energy Corp               COM              26441c105      265    12032 SH       Sole                                      12032
Energy Transfer Prtnrs Unit Lt COM              29273R109      298     6490 SH       Sole                                       6490
Enterprise Prods Partn Com     COM              293792107      818    17633 SH       Sole                                      17633
Exxon Mobil Corp Com           COM              30231G102    17758   209510 SH       Sole                                     209510
General Electric Co            COM              369604103     7253   404958 SH       Sole                                     404958
General Motors Escrow          COM              370ESC816        0    10236 SH       Sole                                      10236
Home Depot                     COM              437076102     6282   149432 SH       Sole                                     149432
Hugoton Rty Tr Tex Unit Ben In COM              444717102      224    11900 SH       Sole                                      11900
Intel                          COM              458140100     5781   238400 SH       Sole                                     238400
Ishares Tr Dj Sel Div Inx      COM              464287168      240     4465 SH       Sole                                       4465
Ishares Tr Dj Us Energy        COM              464287796      416    10451 SH       Sole                                      10451
Ishares Tr Dj Us Healthcr      COM              464287762      587     8195 SH       Sole                                       8195
Ishares Tr S&P 500 Index       COM              464287200     8254    65531 SH       Sole                                      65531
Ishares Tr S&P Gbl Energy      COM              464287341     7925   207519 SH       Sole                                     207519
Ishares Tr S&p Mc 400 Grw      COM              464287606     4715    47755 SH       Sole                                      47755
Ishares Tr S&p Midcap Value    COM              464287705     3418    44982 SH       Sole                                      44982
Ishares Tr Small Growth Index  COM              464288604     3315    39798 SH       Sole                                      39798
J P Morgan Chase & Co          COM              46625H100     4477   134661 SH       Sole                                     134661
Johnson & Johnson              COM              478160104     6620   100940 SH       Sole                                     100940
Kinder Morgan Mgmt Llc Shs     COM              49455U100    10410   132572 SH       Sole                                     132572
Lorillard Inc Com              COM              544147101     1896    16628 SH       Sole                                      16628
Lowes Cos Inc Com              COM              548661107     2974   117166 SH       Sole                                     117166
Mcdonalds                      COM              580135101     5042    50255 SH       Sole                                      50255
Merck & Co, Inc.               COM              58933Y105     5682   150728 SH       Sole                                     150728
Microsoft                      COM              594918104     5574   214733 SH       Sole                                     214733
Natural Resource Prtnr Com Uni COM              63900P103      432    15935 SH       Sole                                      15935
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
North European Oil Royalty Tru COM              659310106      365    11232 SH       Sole                                      11232
Novartis A G Sponsored Adr     COM              66987V109     4994    87347 SH       Sole                                      87347
Oracle Corp Com                COM              68389X105     4098   159753 SH       Sole                                     159753
Orthopedic Design North Americ COM              68750Z101      205    41000 SH       Sole                                      41000
Paychex Inc Com                COM              704326107      344    11416 SH       Sole                                      11416
Penn West Energy Trust         COM              707887105      373    18850 SH       Sole                                      18850
Pepsico                        COM              713448108     5366    80873 SH       Sole                                      80873
Pfizer                         COM              717081103     8648   399614 SH       Sole                                     399614
Philip Morris Intl Inc Com     COM              718172109     5622    71642 SH       Sole                                      71642
Powershares QQQ Tr Unit Series COM              73935A104     6353   113795 SH       Sole                                     113795
Proctor & Gamble               COM              742718109     7224   108290 SH       Sole                                     108290
Proshares Tr Pshs Ult Hlthcre  COM              74347R735      319     5235 SH       Sole                                       5235
Proshares Tr Ultra S&P 500     COM              74347R107      766    16510 SH       Sole                                      16510
Proshares Ultra Financial      COM              74347X633      467    10530 SH       Sole                                      10530
Prospect Capital Corp Com      COM              74348T102      477    51395 SH       Sole                                      51395
Sanofi-Aventis Sponsored ADR   COM              80105N105     5272   144285 SH       Sole                                     144285
Sempra Energy Com              COM              816851109      247     4494 SH       Sole                                       4494
Sirius Satellite Radio Com     COM              82967N108      199   109334 SH       Sole                                     109334
Southern Co Com                COM              842587107      399     8622 SH       Sole                                       8622
Verizon Communications Com     COM              92343V104     5761   143594 SH       Sole                                     143594
Wal-Mart Stores Inc            COM              931142103     4157    69557 SH       Sole                                      69557
Walgreens, Inc.                COM              931422109     1163    35168 SH       Sole                                      35168
Wells Fargo & Co Del Com       COM              949746101     3993   144894 SH       Sole                                     144894